Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Interest income on short-term investments	$ (53.7)	$ (226.6)	$ (9.4)
Applicable tax rate	26.50%	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ (14.2)	$ (60.0)	$ (2.5)
Change in unrecognized deferred tax amounts	18.4	8.8	2.4
Rate differential	0.5	0.0	0.0
Other tax effects for reconciliation between accounting profit and tax expense (income)	0.1	0.0	0.0
Non-deductible item and others	(4.8)	51.2	0.1
Income tax	0.0	0.0	0.0
Net operating losses		53.4
Deferred tax assets, net	0.0	0.0	0.0
Canada Revenue Agency
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward, amount	153.2	48.7
Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	25.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward, amount	2.2	3.6
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, net	43.8	25.4	3.6
Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, net	(43.8)	(25.4)	(3.6)
Tax losses and credits carryforwards | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(48.6)	(14.3)	(3.8)
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(10.1)	(12.6)	0.0
Convertible debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	(0.3)	0.0
Reserves and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(0.1)	(0.2)	(0.1)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2.5)	(0.1)	0.0
Plant and equipment, due to differences in amortization | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(10.4)	(2.7)	(0.2)
Convertible debt, due to differences in amortization | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(7.6)	0.0	0.0
Right of use assets, net of lease liabilities | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (0.5)	$ (0.6)	$ (0.1)